Inventories	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At December 31, 2015 and December 31, 2014, inventories consisted of the following:

	2015	2014
Finished goods	$670.291	$677.110
Health care supplies	395.342	170.614
Raw materials and purchased components	206.525	197.920
Work in process	68.593	69.910
Inventories	$1.340.751	$1.115.554

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately $484,007 of materials, of which $198,888 is committed at December 31, 2015 for 2016. The terms of these agreements run 1 to 6 years.